Reinsurance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Premiums Written, Net [Abstract]
Gross premiums written	$ 5,587,894	$ 5,356,942	$ 5,547,525
Ceded	467,968	403,472	317,977
Net	5,119,926	4,953,470	5,229,548
Premiums earned
Assumed	5,471,546	5,343,831	5,570,321
Ceded	446,565	374,235	301,143
Net premiums earned	5,024,981	4,969,596	5,269,178
Loss and Loss Expenses and Life Policy Benefits
Assumed	4,458,290	3,412,648	3,215,665
Ceded	617,308	164,557	58,245
Net	3,840,982	3,248,091	$ 3,157,420
Allowance for reinsurance recoverable
Allowance for uncollectible reinsurance recoverable [Line Items]
Allowance for uncollectible reinsurance recoverable	$ 0	$ 12,000